Note 6 - Stockholders' Equity (Details) - Significant Assumptions Used in Fair Value Calculations	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Assumptions Used in Fair Value Calculations [Abstract]
Weighted average risk-free interest rates	1.10%	1.40%	2.60%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of option (yrs)	6 years 255 days	7 years	6 years 255 days
Expected volatility	105.20%	111.20%	112.90%